18. Financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and receivables (including cash) | Related parties - assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	R$ 34	R$ 25
Loans and receivables (including cash) | Trade receivables and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	695	1,133
Loans and receivables (including cash) | Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	4,369	3,792
Loans and receivables (including cash) | Financial instruments - Fair value hedge
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	87	28
Loans and receivables (including cash) | Trade receivables with credit card companies and sales vouchers
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	123	474
Financial liabilities - amortized cost | Related parties - liabilities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(145)	(153)
Financial liabilities - amortized cost | Trade payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(9,246)	(8,128)
Financial liabilities - amortized cost | Financing for purchase of assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(149)	(116)
Financial liabilities - amortized cost | Debentures
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(4,146)	(3,015)
Financial liabilities - amortized cost | Borrowings and financing
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(423)	(520)
Fair value through profit or loss | Borrowings and financing
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(956)	(989)
Fair value through profit or loss | Financial instruments - Fair value hedge
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	R$ 0	R$ (64)